Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) (USD $) In Thousands, unless otherwise specified				3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2014 Foreign Currency Translation [Member]	Mar. 31, 2013 Foreign Currency Translation [Member]	Mar. 31, 2014 Pension and Other Post-retirement Benefits [Member]	Mar. 31, 2013 Pension and Other Post-retirement Benefits [Member]
Accumulated other comprehensive loss, Beginning of period	$ (1,550)	$ (6,771)	$ (43,100)	$ (1,500)	$ (2,800)	$ (5,300)	$ (40,800)
Net gain (loss) on foreign currency translation				5,200	(100)
Amortization of unrecognized loss included in net loss, net of tax							600
Accumulated other comprehensive loss, End of period	$ (1,550)	$ (6,771)	$ (43,100)	$ 3,700	$ (2,900)	$ (5,300)	$ (40,200)